EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 16:-	EQUITY

a.	Share capital:

	Year ended December 31,
	2016	2017

Authorized number of shares	32,244,508	32,244,508

Issued and outstanding number of shares	21,930,449	27,047,737

b.	Rights attached to shares:

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right   to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

c.	In March 2014, the Company completed its IPO, and its securities are listed for trading on NASDAQ.

d.
On September 21, 2017, the Company completed a follow-on public offering. A total of 4,400,000 new ordinary shares were issued in consideration to offering price of $5.00 per share. On September 29, 2017, the underwriters partially exercised their ‘green shoe’ option and purchased 637,664 additional ordinary shares. The net proceeds, including the underwriters' option, were $22,658, after deducting underwriter’s discounts, commissions and other offering expenses.